COMMON STOCK AND COMMON STOCK WARRANTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
COMMON STOCK AND COMMON STOCK WARRANTS
Number of Shares Outstanding, Beginning balance		0
Number of Shares Issued	106,000	0
Number of Shares Exercised	0	0
Number of Shares Expired or cancelled	0	0
Number of Shares, Ending balance	106,000	0
Weighted Average Exercise Price, Beggining balance	$ 0	$ 0
Weighted Average Exercise Price Issued	20.00	0
Weighted Average Exercise Price Exercised	0	0
Weighted Average Exercise Price Expired or cancelled	0	0
Weighted Average Exercise Price Exercisable, Ending balance	$ 20.00	$ 0